SEGMENT AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2013
SEGMENT AND GEOGRAPHIC INFORMATION [Abstract]
SEGMENT AND GEOGRAPHIC INFORMATION
22.	SEGMENT AND GEOGRAPHIC INFORMATION

Segment reporting

The Company's chief operating decision maker has been identified as the Chief Executive Officer who reviews results of operations by business lines when making decisions about allocating resources and assessing performance of the Company. The Company has therefore determined that each business line represents an operating segment and there are three operating segments presented: WVAS, mobile games and internet games.

The Company does not allocate any assets to its operating segments as management does not believe that allocating these assets is useful in evaluating these segments' performance. Accordingly, the Company has not made disclosure of total assets by reportable segment.

	For the years ended December 31,
	2011	2012	2013

Revenues
WVAS	$80,265,942	$77,765,502	$63,922,188
Mobile games	40,850,452	21,190,283	17,069,010
Internet games	38,892,041	87,423,923	98,449,212
	160,008,435	186,379,708	179,440,410
Sales tax
WVAS	(1,390,901)	(1,053,179)	(968,969)
Mobile games	(621,069)	(219,306)	(160,728)
Internet games	(1,815,853)	(4,521,072)	(4,656,918)
	(3,827,823)	(5,793,557)	(5,786,615)
Cost of revenues
WVAS	(50,758,629)	(52,655,523)	(43,085,208)
Mobile games	(25,247,963)	(10,934,999)	(7,780,237)
Internet games	(15,923,649)	(39,539,750)	(45,534,441)
	(91,930,241)	(103,130,272)	(96,399,886)
Gross profit
WVAS	28,116,412	24,056,800	19,868,011
Mobile games	14,981,420	10,035,978	9,128,045
Internet games	21,152,539	43,363,101	48,257,853
	64,250,371	77,455,879	77,253,909
Operating expenses
Product development	(15,416,944)	(18,382,383)	(26,401,720)
Selling and marketing	(20,891,615)	(24,586,039)	(26,674,024)
General and administrative	(11,582,200)	(11,629,273)	(8,976,176)
Impairment loss on goodwill and intangible assets	(20,259,169)	-	(1,562,386)
Total operating expenses	(68,149,928)	(54,597,695)	(63,614,306)
Changes in fair value of contingent
consideration for business acquisition	$(3,729,513)	$-	$-
Government subsidies	$319,319	$301,359	$2,176,449
(Loss) income from operations	$(7,309,751)	$23,159,543	$15,816,052

Service lines of WVAS

The WVAS include services delivered through the 2.5G mobile networks, which comprise Wireless Application Protocol ("WAP") services and Multimedia Messaging Services ("MMS"), and services delivered through 2G technology platforms, which comprise Short Messaging Services ("SMS"), Interactive Voice Response services ("IVR"), and Color Ring Back Tones ("CRBT"). Revenues of WVAS by service line for the years ended December 31, 2011, 2012 and 2013 are as follows:

	For the years ended December 31,
	2011	2012	2013

WVAS
2.5 Generation
- WAP	$2,355,376	$2,688,051	$719,897
- MMS	6,573,187	3,392,146	1,113,005
	8,928,563	6,080,197	1,832,902
2 Generation
- SMS	$37,096,542	$39,178,143	$32,334,591
- IVR	12,661,930	13,437,961	14,884,236
- CRBT and others	21,578,907	19,069,201	14,870,459
	71,337,379	71,685,305	62,089,286
	$80,265,942	$77,765,502	$63,922,188

Service lines of mobile games

The mobile games revenues are derived from feature phone revenues and smart phone revenues. Revenues of mobile games by service line for the years ended December 31, 2011, 2012 and 2013 are as follows:

	For the years ended December 31,
	2011	2012	2013

Mobile games
- Feature phone	$40,850,452	$15,613,441	$10,232,105
- Smart phone	-	5,576,842	6,836,905
	$40,850,452	$21,190,283	$17,069,010

Service lines of internet games

The internet games revenues are derived from online game operation revenues and licensing revenues including royalties. Revenues of internet games by service line for the years ended December 31, 2011, 2012 and 2013 are as follows:

	For the years ended December 31,
	2011	2012	2013

Internet games
Online game operation	$33,337,889	$82,197,478	$95,965,162
Licensing arrangement	5,554,152	5,226,445	2,484,050
	$38,892,041	$87,423,923	$98,449,212

Geographical information

The Company's operations are mainly located in its country of domicile (i.e. the PRC) and to a lesser extent, overseas. The Company's revenues by geographic areas (based on location of the other signing party of the revenue contract) are detailed below:

	For the years ended December 31,
	2011	2012	2013

PRC	$154,455,308	$176,466,462	$173,539,400
Asia-pacific	4,502,636	3,702,017	913,465
Europe and America	1,050,491	6,211,229	4,987,545
	$160,008,435	$186,379,708	$179,440,410

The Company's long-lived assets as of December 31, 2012 and 2013 were all located in the PRC.